Financial Instruments - Summary of Fair Value Hedges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (2,045)	£ (2,496)
€550m loan notes and €550m interest rate swaps maturing 2020 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m		(466)
Fixed rate	2.50%
Floating rate	Euribor+1.1%
€500m bond and €500m interest rate swaps maturing 2021 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (448)	(423)
Fixed rate	0.40%
Floating rate	Euribor+0.3%
$700m bond and $700m interest rate swaps maturing 2023 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (513)	(528)
Fixed rate	3.50%
Floating rate	LIBOR+0.8%
€500m bond and €500m interest rate swaps maturing 2024 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (448)	(423)
Fixed rate	1.00%
Floating rate	Euribor+0.7%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (490)	(505)
Fixed rate	1.30%
Floating rate	LIBOR+1.3%
$200m bond and $200m interest rate swaps maturing 2027 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (146)	£ (151)
Fixed rate	7.20%
Floating rate	LIBOR+5.8%